Schedule of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 1	$ (750,942)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 2	(7,631,636)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 3	(5,794,927)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 4	(255,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 5	(2,671,073)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 6	(1,970,275)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 7	(83,000)
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 8	425,576
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 9	4,088
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 10	59,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 11	466,378
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 12	399,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 13	279,000
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 14	1,779,119
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 15	1,567,187
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 16	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 17	0
Deferred Income Taxes Schedule Of Income Tax Expense (benefit) 18	$ 0